Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.30%
Basic Industry — 7.42%
Ashland	119,000	$ 9,719,920
Avient	359,950	12,713,434
Berry Global Group	338,760	20,972,632
HB Fuller	285,700	19,601,877
Huntsman	519,671	12,679,972
Louisiana-Pacific	287,305	15,879,347
Ryerson Holding	266,242	7,744,980
Summit Materials Class A †	419,146	13,052,207
		112,364,369
Consumer Discretionary — 11.08%
Acushnet Holdings	278,700	14,782,248
Adient †	402,000	14,753,400
Barnes Group	397,600	13,506,472
Choice Hotels International	91,400	11,197,414
Columbia Sportswear	180,600	13,382,460
Group 1 Automotive	67,150	18,043,876
KB Home	338,900	15,684,292
Meritage Homes	160,900	19,692,551
Oxford Industries	80,850	7,772,111
Steven Madden	367,050	11,661,178
TEGNA	59,377	865,123
Texas Roadhouse	118,450	11,383,045
UniFirst	92,660	15,104,507
		167,828,677
Consumer Staples — 3.94%
Flowers Foods	421,500	9,348,870
Hostess Brands †	553,300	18,430,423
J & J Snack Foods	123,500	20,210,775
Performance Food Group †	199,653	11,751,576
		59,741,644
Energy — 9.61%
CNX Resources †	456,250	10,302,125
EnLink Midstream	1,479,500	18,079,490
Liberty Energy	1,168,000	21,631,360
Magnolia Oil & Gas Class A	915,200	20,967,232
Matador Resources	326,320	19,409,514
Murphy Oil	492,950	22,355,282
Patterson-UTI Energy	1,221,500	16,905,560
PBF Energy Class A	297,900	15,946,587
		145,597,150
Financial Services — 22.73%
Assurant	130,130	18,684,065
Axis Capital Holdings	282,200	15,907,614
Bank of NT Butterfield & Son	345,200	9,348,016
Bread Financial Holdings	252,900	8,649,180
Cadence Bank	573,750	12,174,975
Columbia Banking System	816,333	16,571,560
Comerica	191,100	7,940,205
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
East West Bancorp	371,686	$ 19,591,569
Essent Group	337,778	15,973,522
First Financial Bancorp	635,538	12,456,545
First Interstate BancSystem Class A	405,449	10,111,898
FNB	1,852,200	19,985,238
Hancock Whitney	607,650	22,476,973
Hanover Insurance Group	137,900	15,304,142
Hope Bancorp	1,122,470	9,933,859
Sandy Spring Bancorp	293,950	6,299,348
Selective Insurance Group	131,892	13,607,298
Stewart Information Services	251,800	11,028,840
Stifel Financial	423,688	26,031,391
Synovus Financial	578,250	16,075,350
Valley National Bancorp	2,575,600	22,047,136
Washington Federal	402,750	10,318,455
Webster Financial	592,383	23,878,959
		344,396,138
Healthcare — 3.61%
Globus Medical Class A †	174,000	8,639,100
Integer Holdings †	199,200	15,623,256
Integra LifeSciences Holdings †	319,800	12,213,162
Patterson	174,931	5,184,955
Prestige Consumer Healthcare †	228,350	13,059,336
		54,719,809
Industrials — 14.42%
Atkore †	203,633	30,380,007
CACI International Class A †	57,800	18,145,154
Concentrix	101,300	8,115,143
H&E Equipment Services	317,100	13,695,549
ITT	296,772	29,056,947
KBR	334,825	19,734,585
MasTec †	288,446	20,759,459
Regal Rexnord	100,590	14,372,299
Terex	302,800	17,447,336
Timken	201,450	14,804,561
WESCO International	92,850	13,353,687
Zurn Elkay Water Solutions	666,900	18,686,538
		218,551,265
Real Estate Investment Trusts — 7.17%
Agree Realty	205,400	11,346,296
Apple Hospitality REIT	961,000	14,741,740
Independence Realty Trust	853,370	12,006,916
Kite Realty Group Trust	566,273	12,129,568
LXP Industrial Trust	1,621,631	14,432,516
National Health Investors	223,900	11,499,504
Outfront Media	860,500	8,691,050
NQ-VIP-884 [0923] 1123 (3217037)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Spirit Realty Capital	383,750	$ 12,867,137
Tricon Residential	1,465,100	10,841,740
		108,556,467
Technology — 11.22%
Belden	197,800	19,097,590
Cirrus Logic †	193,800	14,333,448
Diodes †	201,400	15,878,376
Flex †	880,266	23,749,577
Leonardo DRS †	670,500	11,197,350
NCR †	211,629	5,707,634
NetScout Systems †	407,963	11,431,123
Power Integrations	230,500	17,589,455
TD SYNNEX	116,000	11,583,760
TTM Technologies †	1,147,312	14,777,379
Viavi Solutions †	974,500	8,906,930
Vishay Intertechnology	636,500	15,734,280
		169,986,902
Transportation — 2.55%
Kirby †	165,000	13,662,000
Saia †	18,800	7,494,620
Werner Enterprises	449,900	17,523,605
		38,680,225
Utilities — 3.55%
ALLETE	258,490	13,648,272
Black Hills	297,789	15,065,145
OGE Energy	359,500	11,982,135
Southwest Gas Holdings	217,200	13,121,052
		53,816,604
Total Common Stocks (cost $1,145,786,030)		1,474,239,250

	Number of shares	Value (US $)

Short-Term Investments — 2.63%
Money Market Mutual Funds — 2.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	9,968,939	$ 9,968,939
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	9,968,939	9,968,939
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	9,968,939	9,968,939
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	9,968,940	9,968,940
Total Short-Term Investments (cost $39,875,757)		39,875,757

Total Value of Securities—99.93% (cost $1,185,661,787)		1,514,115,007
Receivables and Other Assets Net of Liabilities—0.07%		998,909
Net Assets Applicable to 44,251,708 Shares Outstanding—100.00%		$1,515,113,916
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-VIP-884 [0923] 1123 (3217037)